UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2006

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         October 16, 2006
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: $219,623,592 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


09/30/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










A F L A C Inc
COMMON
001055102
1,616,472.00
35,325
x
ALL
25,125

10,200
A T & T Inc.
COMMON
00206R102
248,888.64
7,644
x
ALL
5,521

2,123
Abbott Laboratories
COMMON
002824100
271,936.00
5,600
x
ALL
2,400

3,200
Alcon Inc
COMMON
H01301102
3,144,238.13
27,461
x
ALL
20,351

7,110
Altria Group Inc
COMMON
02209S103
5,185,726.65
67,743
x
ALL
34,501

33,242
Amgen Incorporated
COMMON
031162100
10,090,522.51
141,067
x
ALL
92,997

48,070
Apache Corp
COMMON
037411105
798,532.00
12,635
x
ALL
5,288

7,347
Applied Materials Inc
COMMON
038222105
2,294,616.60
129,420
x
ALL
100,055

29,365
Automatic Data Processing
COMMON
053015103
4,712,555.12
99,547
x
ALL
77,440

22,107
BB&T Corporation
COMMON
054937107
520,018.84
11,878
x
ALL
5,665

6,213
BP PLC Sponsored ADRs
COMMON
055622104
626,879.22
9,559
x
ALL
6,350

3,209
Bank Of America Corp
COMMON
060505104
3,317,154.25
61,922
x
ALL
31,887

30,035
Beacon Roofing Supply
COMMON
073685109
2,634,195.52
130,148
x
ALL
100,887

29,261
Becton Dickinson
COMMON
075887109
3,801,409.97
53,791
x
ALL
41,160

12,631
Bed Bath & Beyond
COMMON
075896100
7,046,191.16
184,166
x
ALL
135,450

48,716
Bellsouth Corporation
COMMON
079860102
362,391.75
8,477
x
ALL
2,650

5,827
Berkshire Hathaway Cl B
COMMON
084670207
2,028,186.00
639
x
ALL
452

187
Biomet Incorporated
COMMON
090613100
5,298,021.79
164,586
x
ALL
113,360

51,226
Cameron Intl Corp.
COMMON
13342B105
3,488,465.10
72,210
x
ALL
57,220

14,990
Caremark RX Inc.
COMMON
141705103
1,853,619.03
32,709
x
ALL
21,809

10,900
Carmax Inc
COMMON
143130102
4,270,269.80
102,380
x
ALL
79,980

22,400
Carnival Corp.
COMMON
143658300
3,614,546.62
76,856
x
ALL
57,555

19,301
ChevronTexaco Corporation
COMMON
166764100
377,096.04
5,814
x
ALL
2,698

3,116
Cintas Corp
COMMON
172908105
417,486.75
10,225
x
ALL
7,425

2,800










Page Total


68,019,419.49
















09/30/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Cisco Systems Inc
COMMON
17275R102
342,516.90
14,905
x
ALL
5,705

9,200
Citigroup Inc
COMMON
172967101
1,282,131.71
25,813
x
ALL
18,463

7,350
Coca Cola Company
COMMON
191216100
378,707.68
8,476
x
ALL
7,476

1,000
Dentsply Intl Inc
COMMON
249030107
424,551.00
14,100
x
ALL
14,100

0
Dominion Res Inc Va New
COMMON
25746U109
629,971.64
8,236
x
ALL
6,326

1,910
Donaldson
COMMON
257651109
3,944,425.50
106,895
x
ALL
79,105

27,790
Du Pont E I De Nemour&Co
COMMON
263534109
257,040.00
6,000
x
ALL
0

6,000
Ecolab, Inc.
COMMON
278865100
1,879,798.00
43,900
x
ALL
31,320

12,580
Electronic Arts
COMMON
285512109
2,300,328.80
41,195
x
ALL
31,650

9,545
Emerson Electric Co
COMMON
291011104
361,772.04
4,314
x
ALL
3,664

650
Equitable Res Inc
COMMON
294549100
349,800.00
10,000
x
ALL
10,000

0
Exxon Mobil Corporation
COMMON
30231G102
5,055,448.20
75,342
x
ALL
38,494

36,848
Factset Research Systems
COMMON
303075105
724,509.61
14,917
x
ALL
10,937

3,980
Fortune Brands Inc
COMMON
349631101
754,855.50
10,050
x
ALL
6,050

4,000
Freddie Mac Voting Shs
COMMON
313400301
2,213,763.75
33,375
x
ALL
22,775

10,600
Galleher Group PLC
COMMON
363595109
261,679.60
4,000
x
ALL
0

4,000
General Electric Company
COMMON
369604103
10,193,493.81
288,768
x
ALL
185,584

103,184
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
326,885.43
6,141
x
ALL
1,921

4,220
H C C Insurance Holdings
COMMON
404132102
5,030,344.08
152,991
x
ALL
115,016

37,975
Harte-Hanks Incorporated
COMMON
416196103
2,912,729.00
110,540
x
ALL
86,920

23,620
Hlth Mgmt Assoc Cl A
COMMON
421933102
1,630,746.64
78,026
x
ALL
50,875

27,151
Int'l Business Machines
COMMON
459200101
265,403.66
3,239
x
ALL
305

2,934
Intel Corp
COMMON
458140100
788,145.78
38,315
x
ALL
19,090

19,225
J P Morgan Chase & Co
COMMON
46625H100
316,181.68
6,733
x
ALL
5,843

890










Page Total


42,625,230.01
















09/30/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Johnson & Johnson
COMMON
478160104
1,134,761.56
17,474
x
ALL
10,535

6,939
Kimberly-Clark Corp
COMMON
494368103
226,341.68
3,463
x
ALL
713

2,750
Kinder Morgan Energy LP
COMMON
494550106
230,370.00
5,250
x
ALL
250

5,000
Kinder Morgan Inc
COMMON
49455P101
482,310.00
4,600
x
ALL
2,150

2,450
LECG Corp.
COMMON
523234102
1,471,534.40
78,440
x
ALL
65,775

12,665
Lilly Eli & Company
COMMON
532457108
3,606,675.00
63,275
x
ALL
51,500

11,775
Linear Technology Corp
COMMON
535678106
5,675,727.84
182,382
x
ALL
140,597

41,785
Lowes Companies Inc
COMMON
548661107
4,446,402.89
158,461
x
ALL
92,925

65,536
Markel Corp
COMMON
570535104
9,240,260.66
22,501
x
ALL
22,501

0
Marlin Business Svcs Corp
COMMON
571157106
2,864,554.00
137,060
x
ALL
109,215

27,845
McGraw-Hill Cos
COMMON
580645109
2,426,698.54
41,818
x
ALL
27,628

14,190
Medtronic Inc
COMMON
585055106
6,080,714.28
130,937
x
ALL
78,896

52,041
Merck & Co Inc
COMMON
589331107
229,498.07
5,477
x
ALL
1,877

3,600
Mercury General Corp
COMMON
589400100
2,858,776.25
57,625
x
ALL
43,310

14,315
Microsoft Corp
COMMON
594918104
7,037,345.47
257,307
x
ALL
189,028

68,279
Moodys Corp
COMMON
615369105
477,862.42
7,309
x
ALL
3,459

3,850
Norfolk Southern Corp
COMMON
655844108
359,227.75
8,155
x
ALL
255

7,900
Paychex Inc
COMMON
704326107
2,883,912.36
78,261
x
ALL
62,536

15,725
Pepsico Incorporated
COMMON
713448108
5,627,239.28
86,228
x
ALL
58,998

27,230
PetSmart, Inc.
COMMON
716768106
5,115,351.97
184,271
x
ALL
137,525

46,746
Pfizer Incorporated
COMMON
717081103
897,594.00
31,650
x
ALL
7,100

24,550
Plum Creek Timber Co
COMMON
729251108
556,519.96
16,349
x
ALL
4,900

11,449
PNC Finl Svcs Group
COMMON
693475105
1,086,600.00
15,000
x
ALL
15,000

0
Portfolio Recovery Assoc.
COMMON
73640Q105
3,899,165.60
88,880
x
ALL
66,865

22,015










Page Total


68,915,443.98





















09/30/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










PPG Industries
COMMON
693506107
375,648.00
5,600
x
ALL
5,300

300
Procter & Gamble Co
COMMON
742718109
5,565,927.96
89,802
x
ALL
68,160

21,642
Progressive Corp.
COMMON
743315103
294,480.00
12,000
x
ALL
12,000

0
Royal Dutch Shell PLC A
COMMON
780259206
611,358.90
9,249
x
ALL
3,049

6,200
Suntrust Banks Inc
COMMON
867914103
598,301.76
7,742
x
ALL
7,742

0
Sysco Corp
COMMON
871829107
7,422,871.64
221,909
x
ALL
166,258

55,651
Techne Corp.
COMMON
878377100
2,650,823.20
52,120
x
ALL
40,475

11,645
The Southern Company
COMMON
842587107
378,991.08
10,998
x
ALL
3,548

7,450
3M Company
COMMON
88579Y101
4,931,514.83
66,266
x
ALL
48,231

18,035
Tiffany & Co New
COMMON
886547108
3,878,922.00
116,835
x
ALL
90,835

26,000
United Parcel Service B
COMMON
911312106
1,037,374.80
14,420
x
ALL
5,620

8,800
United Technologies Corp
COMMON
913017109
405,440.00
6,400
x
ALL
0

6,400
Utd Dominion Rlty Tr Inc
COMMON
910197102
353,340.00
11,700
x
ALL
1,900

9,800
Verizon Communications
COMMON
92343V104
285,269.79
7,683
x
ALL
4,364

3,319
Vodafone Group Plc Adr
COMMON
92857W100
626,015.39
27,385
x
ALL
6,999

20,386
Wachovia Corp New
COMMON
929903102
1,366,105.53
24,482
x
ALL
19,292

5,190
Washington Mutual Inc
COMMON
939322103
1,816,524.36
41,788
x
ALL
28,388

13,400
Washington REIT SBI
COMMON
939653101
390,040.00
9,800
x
ALL
5,800

4,000
Wellpoint Hlth Ntwks New
COMMON
94973V107
5,027,358.40
65,248
x
ALL
47,247

18,001
Wells Fargo & Co New
COMMON
949746101
446,497.38
12,341
x
ALL
4,541

7,800
Wilmington Trust Corp
COMMON
971807102
494,059.50
11,090
x
ALL
3,350

7,740
Wyeth
COMMON
983024100
1,106,634.28
21,767
x
ALL
7,800

13,967










Page Total


40,063,498.80
















Grand Total


219,623,592.28










